Provisions - Other provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes [Abstract]
Releases	€ 88
Other provisions [Member]
Provisions [Line items]
Other provisions at beginning of period	733	€ 604	€ 575
Changes [Abstract]
Additional provisions other provisions	304	183	198
Utilizations	(238)	(167)	(186)
Releases	(88)	(61)	(35)
Other changes	4	142	14
Liabilities directly associated with assets held for sale	(156)
Accretion	0	8	7
Acquisitions	62	0	24
Translation differences and other	(56)	24	7
Other provisions at end of period	€ 564	€ 733	€ 604